DEBT - Maturities of the notes (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Maturities of the notes
2024	$ 598
2025	2,596
2026	2,950
2027	3,344
2028	3,788
Thereafter	6,434
Total	$ 19,710